Transactions with Related Parties - Income Statements (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Voyage expenses	$ (129,428)	$ (128,635)
Consultancy fees	(394)	(281)
Directors compensation	(82)	(93)
General and Administrative Expense	(30,175)	(22,675)
Income (Loss) from Equity Method Investments	11	33
Interchart [Member]
Related Party Transaction [Line Items]
Voyage expenses	(2,070)	(2,070)
Income (Loss) from Equity Method Investments	24	32
Combine Marine Ltd. and Alma Properties [Member]
Related Party Transaction [Line Items]
Operating Lease, Expense	(19)	(19)
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
General and Administrative Expense	(130)	(104)
Iblea Ship Management Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(1,201)	(1,514)
Starocean [Member]
Related Party Transaction [Line Items]
Income (Loss) from Equity Method Investments	$ (13)	$ 1